Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
Note 8. Exempt Party-in-Interest Transactions
Certain Plan investments include shares of mutual funds that are advised and distributed by a subsidiary and shares of Hartford Stock. At December 31, 2025 and 2024, the fair value of affiliated mutual funds held by the Plan was $906,525 and $800,539, respectively. At December 31, 2025 and 2024, the Plan held 2,459,709 shares and 2,666,134 shares of Hartford Stock with a cost basis of $88,371 and $94,356, respectively. The shares of Hartford Stock had a fair value of $338,948 and $291,675 at December 31, 2025 and 2024, respectively. During the years ended December 31, 2025 and 2024, purchases of shares by the Plan totaled $2,025 and $1,961, respectively, and sales of shares by the Plan totaled $28,097 and $29,797, respectively. During the year ended December 31, 2025, the Plan recorded dividend income from Hartford Stock and The Hartford’s mutual funds of $5,448.
The Plan also issues loans to Members, which are secured by the vested balances in the Members' accounts.